UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$2,910	$2,931,825
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,668,981
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,482,571
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,411,982
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,119,553
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	4,080	4,735,738

		20,350,650
Arizona — 2.9%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	11,062,689
5.00%, 12/01/37	7,460	8,181,755

		19,244,444
California — 13.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	4,445	5,187,671
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,385,914
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,765,755
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	290	315,430
5.25%, 8/15/49	715	773,630
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	2,970	3,107,600
Municipal Bonds	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$11,690	$13,194,970
5.25%, 5/15/39	1,560	1,754,048
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	824,819
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	17,855	201,940
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	7,000	7,791,980
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	4,890	4,898,313
Riverside County Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	1,369,100
0.00%, 6/01/42	6,000	1,562,640
0.00%, 6/01/43	5,000	1,238,600
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	1,556,695
0.00%, 8/01/36	4,000	1,623,600
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,970	5,998,641
6.50%, 4/01/33	20,410	24,213,812
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,684,073
Sub-Series I-1, 6.38%, 11/01/34	2,315	2,785,501

		90,234,732
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.50%, 7/01/34	4,205	4,759,303
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,160	1,218,081

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	$2,530	$2,559,500

		8,536,884
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,973,385
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,532,962
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,902,831

		13,435,793
District of Columbia — 4.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	1,480	1,702,932
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,031,775
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,080,892
5.25%, 10/01/44	2,465	2,748,623

		28,564,222
Florida — 2.8%
City of Miami Beach Florida Stormwater Revenue, RB, 4.00%, 9/01/45 (d)	840	829,828
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,665	1,799,632
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,588,644
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	$600	$634,428
5.00%, 6/01/36	125	131,772
5.13%, 6/01/42	1,925	2,037,593
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	5,885	7,729,771
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	3,590	2,678,535

		18,430,203
Georgia — 2.1%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	4,370	4,926,563
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,010	1,147,158
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,846,944
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	5,000	5,589,350

		13,510,015
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	3,008,912
Illinois — 18.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	11,385	13,678,394
City of Chicago Illinois, GO, Project, 5.00%, 1/01/34	4,885	4,534,745
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/32	6,155	5,944,561
5.00%, 1/01/34	2,500	2,320,750
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,605	1,676,840

2	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	$5,930	$5,182,108
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,162,107
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	7,877,921
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,740,178
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	11,627,625
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,084,424
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,605,592
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	470	470,024
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,095	5,643,120
Senior, Series C, 5.00%, 1/01/37	5,455	6,018,938
Series A, 5.00%, 1/01/38	4,550	4,998,539
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	14,710	15,242,649
Series B-2, 5.00%, 6/15/50	3,905	3,992,784
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	1,022,237
6.00%, 6/01/28	2,245	2,642,163
State of Illinois, GO:
5.00%, 2/01/39	2,990	3,004,382
Series A, 5.00%, 4/01/38	9,030	9,080,839
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,378,062
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,565	1,706,116
Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A (concluded):
5.00%, 4/01/44	$1,910	$2,068,988

		119,704,086
Indiana — 4.4%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	2,680	2,767,609
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,836,649
7.00%, 1/01/44	3,680	4,456,370
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,570	1,392,449
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	7,279,122
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	880	916,731
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	3,009,929
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,832,433
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,455,579
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,490	2,746,943

		28,693,814
Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,880	1,986,182
5.50%, 12/01/22	4,595	4,861,786
5.25%, 12/01/25	2,125	2,308,876
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,690	2,863,424

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	$2,920	$2,546,591

		14,566,859
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	2,092,942
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (g)	2,325	1,618,386

		3,711,328
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,777,892
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,220,214
5.25%, 5/15/31	1,690	1,871,100
5.25%, 5/15/32	2,160	2,427,343
5.25%, 5/15/33	2,345	2,581,118
5.25%, 5/15/35	985	1,088,218

		17,965,885
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	933,934
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,440	1,519,776
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	4,295	4,763,499
Municipal Bonds	Par (000)	Value
Maryland (concluded)
Montgomery County Housing Opportunities Commission, RB, Series D, AMT, 5.50%, 1/01/38	$150	$153,376

		7,370,585
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	2,775	2,834,357
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	2,535	2,826,703

		5,661,060
Michigan — 3.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,665	9,243,389
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,367,486
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	3,000,159
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,710	1,771,577
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,369,674

		21,752,285
Mississippi — 2.1%
City of Gulfport Mississippi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	14,025	14,066,654
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	545,307

4	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	$2,035	$2,181,215
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	480	520,881

		3,247,403
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,752,694
5.00%, 9/01/42	2,815	3,006,758
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,576,840
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	1,760	1,985,826
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	600	654,300

		10,976,418
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,680,904
New Jersey — 8.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,000	2,087,700
5.25%, 11/01/44	1,565	1,621,716
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	3,680	179,216
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,915	2,003,722
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,830	4,158,422
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB, AMT (concluded):
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	$2,035	$2,266,685
The Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	2,285	2,447,509
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	9,841,520
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	8,150	8,973,883
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	6,815	6,956,616
Transportation System, Series A, 5.50%, 6/15/41	8,000	8,431,760
Transportation System, Series B, 5.25%, 6/15/36	4,810	5,044,680

		54,013,429
New York — 13.4%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (h):
8.00%, 8/01/28	5,000	5,353,300
7.75%, 8/01/31	22,140	23,591,498
City of New York New York Transitional Finance Authority, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,805	5,356,710
Future Tax Secured Revenue, Fiscal 2015, Series B, Sub-Series B-1, 5.00%, 8/01/39	2,500	2,818,225
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	3,600	3,686,400
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,805	1,966,566
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,309,970
5.25%, 11/15/39	1,650	1,882,831

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Counties Tobacco Trust II, RB, 5.75%, 6/01/43	$5,000	$5,037,100
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,706,072
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	9,610	9,666,795
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	660	683,107
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	1,655	1,738,180
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 2/15/37	6,655	7,389,779
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,575	1,610,626
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,938,923
6.00%, 12/01/42	1,960	2,281,303
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,600	4,339,824

		88,357,209
North Carolina — 4.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	12,150,136
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	11,146,400
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	3,063,775
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$1,130	$1,295,081

		27,655,392
Ohio — 3.0%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	6,125	6,813,389
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,280	1,400,806
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	5,450	5,835,642
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,810,234
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,585	1,672,444

		19,532,515
Pennsylvania — 1.6%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	2,395	2,508,595
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	4,173,676
Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	1,660	1,738,202

6	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$2,155	$2,367,160

		10,787,633
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,175	5,074,709
South Carolina — 3.2%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	7,165,243
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,523,900

		20,689,143
Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	2,889,265
Texas — 14.9%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	4,370	262,200
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,210	4,847,183
Sub-Lien, 5.00%, 1/01/33	700	754,061
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,150	1,230,190
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	385	419,908
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	2,970	3,392,275
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,330,750
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	16,425	19,312,515
Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/43	$380	$450,004
7.00%, 1/01/48	500	587,985
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
3rd Lien, Series A-3, 0.00%, 11/15/37	26,120	7,818,238
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	1,816,650
CAB, Senior Lien, Series A, 0.00%, 11/15/38	12,580	3,926,092
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	9,780	3,042,754
0.00%, 9/15/41	5,420	1,598,412
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	585	710,605
6.00%, 8/15/45	7,345	8,703,972
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,045	2,130,133
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	355	369,587
North Texas Tollway Authority, Refunding RB:
2nd Tier System, Series F, 6.13%, 1/01/16 (a)	12,180	12,477,801
Series A, 5.00%, 1/01/35	2,255	2,467,466
Series A, 5.00%, 1/01/38	1,795	1,950,788
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	3,044,280

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$6,000	$7,151,340
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	5,976,129

		97,771,318
Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,940	1,705,900
3.25%, 10/15/42	3,010	2,513,862

		4,219,762
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,155	3,427,876
6.00%, 1/01/37	5,695	6,504,487

		9,932,363
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (d)	1,475	1,598,959
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	5,067,663

		6,666,622
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,806,411
Total Municipal Bonds — 124.8%		820,082,292
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	$4,548	$4,764,967
California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	5,115	5,697,957
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	18,540	20,884,754
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	4,500	4,894,740
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,733,362

		35,210,813
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,600	8,019,140
Series C-7, 5.00%, 9/01/36	4,860	5,130,313

		13,149,453
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,397	10,013,543
Series X-3, 4.85%, 7/01/37	9,366	9,984,398

		19,997,941
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,526,283
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	4,993,205

8	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	$3,988	$4,497,196
New York — 9.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	3,075	3,517,809
Series HH, 5.00%, 6/15/31 (j)	16,393	18,763,012
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	3,130	3,563,777
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,865	23,959,906
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	12,610	14,536,556

		64,341,060
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,404,945
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,502,264
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,001	6,790,208

		19,697,417
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,150	7,784,490
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$10,767	$11,813,951
Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	5,459	5,884,398
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	14,487	16,133,456

		22,017,854
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.8%		215,794,630
Total Long-Term Investments (Cost — $964,823,432) — 157.6%		1,035,876,922

Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (k)(l)	13,089,528	13,089,528
Total Short-Term Securities (Cost — $13,089,528) — 2.0%		13,089,528
Total Investments (Cost — $977,912,960*) — 159.6%		1,048,966,450
Other Assets Less Liabilities — 0.3%		1,712,273
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.7)%		(122,727,071)
VMTP Shares, at Liquidation Value — (41.2)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$657,151,652

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$857,730,830

Gross unrealized appreciation	$84,111,284
Gross unrealized depreciation	(15,563,590)

Net unrealized appreciation	$68,547,694

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$1,598,959	$18,924
Wells Fargo Bank N.A.	829,828	11,390

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires from October 1, 2016 to November 15, 2019 is $25,981,887.

(k)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	4,155,414	8,934,114	13,089,528	$460

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

•	Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(348)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$44,348,250	$(90,296)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,035,876,922	—	$1,035,876,922
Short-Term Securities	$13,089,528	—	—	13,089,528

Total	$13,089,528	$1,035,876,922	—	$1,048,966,450

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(90,296)	—	—	$(90,296)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$469,800	—	—	$469,800
Liabilities:
TOB Trust Certificates	—	$(122,687,926)	—	(122,687,926)
VMTP Shares	—	(270,800,000)	—	(270,800,000)

Total	$469,800	$(393,487,926)	—	$(393,018,126)

During the period ended July 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: September 22, 2015